Stock Based Compensation and Employee Benefit Plans - Grant Date Fair Value Stock Options Granted (Detail)	0 Months Ended	9 Months Ended	12 Months Ended
	Apr. 16, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		77.00%
Expected volatility		83.00%
Risk free interest rate, minimum		1.05%
Risk free interest rate, maximum		1.54%
Dividend yield		0.00%
Expected volatility	87.00%
Expected life (years)	2 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		3 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)		4 years 6 months
2013 WPHI Plan [Member] | Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			85.50%
Expected volatility			86.00%
Risk free interest rate, minimum			1.17%
Risk free interest rate, maximum			1.35%
Dividend yield			0.00%
2013 WPHI Plan [Member] | Grant Date [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)			4 years 3 months 15 days
2013 WPHI Plan [Member] | Grant Date [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)			4 years 6 months
Utility Scale 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			79.00%	69.00%
Expected volatility			94.00%	84.00%
Risk free interest rate, minimum			0.13%	0.21%
Risk free interest rate, maximum			1.14%	0.50%
Dividend yield			0.00%	0.00%
Utility Scale 2011 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)			1 year	1 year 6 months
Utility Scale 2011 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)			3 years 9 months	3 years 9 months
Utility Scale 2011 Plan [Member] | Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum			1.14%
Expected volatility			87.00%
Expected life (years)			3 years 9 months
Northern 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			79.00%	69.00%
Expected volatility			94.00%	92.00%
Risk free interest rate, minimum			0.13%	0.21%
Risk free interest rate, maximum			1.14%	0.63%
Dividend yield			0.00%	0.00%
Northern 2011 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)			1 year	1 year 6 months
Northern 2011 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)			3 years 9 months	4 years 6 months
Northern 2011 Plan [Member] | Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			87.00%	82.00%
Expected volatility				92.00%
Risk free interest rate, minimum			1.14%	0.50%
Risk free interest rate, maximum				0.63%
Expected life (years)			3 years 9 months	4 years 6 months